Cover	Oct. 09, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 09, 2023
Entity File Number	001-41183
Entity Registrant Name	Welsbach Technology Metals Acquisition Corp.
Entity Central Index Key	0001866226
Entity Tax Identification Number	87-1006702
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	160 S Craig Place
Entity Address, City or Town	Lombard
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60148
City Area Code	217
Local Phone Number	615-1216
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Common Stock, $0.0001 par value, and one Right to receive one-tenth of one share of Common Stock
Title of 12(b) Security	Units, each consisting of one share of Common Stock, $0.0001 par value, and one Right to receive one-tenth of one share of Common Stock
Trading Symbol	WTMAU
Security Exchange Name	NASDAQ
Common Stock, $0.0001 par value per share
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	WTMA
Security Exchange Name	NASDAQ
Rights, each exchangeable into one-tenth of one share of Common Stock
Title of 12(b) Security	Rights, each exchangeable into one-tenth of one share of Common Stock
Trading Symbol	WTMAR
Security Exchange Name	NASDAQ